Deferred Rent (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013		Apr. 28, 2012	Jan. 28, 2012
Current:
Deferred rent		$ 878	[1]		$ 1,123	[1]
Total current liabilities		878			1,123
Long-term:
Deferred rent		28,901			20,933
Other		181			0
Total long-term liabilities	$ 31,187	$ 29,082		$ 22,258	$ 20,933

[1]	The current portion of deferred rent is included in the other accrued expenses line item in the accompanying balance sheets.